Common Stock and Warrant Issuances (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Summary of Warrant Outstanding

The following table summarizes information about shares issuable under warrants outstanding during the three months ended March 31, 2019:

	Warrant shares outstanding	Weighted average exercise price	Weighted average remaining life	Intrinsic value
Outstanding at January 1, 2019	5,477,975	$1.01
Issued	-	-
Exercised	-	-
Expired or cancelled	-	-
Outstanding at March 31, 2019	5,477,975	$1.01	1.13	$-

Exercisable at March 31, 2019	5,477,975	$1.01	1.13	$-

The following table summarizes information about shares issuable under warrants outstanding during the year ended December 31, 2018:

	Warrant shares outstanding	Weighted average exercise price	Weighted average remaining life	Intrinsic value
Outstanding at January 1, 2018	13,720,742	$1.49
Issued	-
Additional warrants issued for trigger of anti-dilution protection	1,000,000	$0.40
Exercised	(5,579,530)	$0.91
Expired or cancelled	(3,663,237)	$0.56
Outstanding at December 31, 2018	5,477,975	$1.01	1.37	$-

Exercisable at December 31, 2018	5,477,975	$1.01	1.37	$-